RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	6 Months Ended
Jun. 30, 2023
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of related parties

Related Party	Nature of the Party	Relationship with the Group
Trip.com Group Limited (“Trip.com”)	Online travel services provider	Mr. Qi Ji is a director
Sheen Star Group Limited (“Sheen Star”)	Investment holding company	Equity method investee of the Group, controlled by Mr. Qi Ji
China Cjia Group Limited (“Cjia Group”)	Apartment Management Group	Equity method investee of the Group
Shanghai Zhuchuang Enterprise Management Co., Ltd. (“Zhuchuang”)	Staged office space company	Equity method investee of the Group
Shanghai Lianquan Hotel Management Co., Ltd. (“Lianquan”)	Hotel management company	Equity method investee of the Group
AZURE Hospitality Fund I Limited Partnership ( “AZURE”)	Fund	Equity method investee of the Group

Schedule of amounts due from related parties

	As of
	December 31,	June 30,
	2022	2023
Sheen Star	29	27
Zhuchuang	24	19
Trip.com	73	51
Cjia Group	28	37
Lianquan	46	45
Others	21	20
Allowance for expected credit losses	(37)	(52)
Total	184	147

Schedule of amounts due to related party

	As of
	December 31,	June 30,
	2022	2023
Trip.com	38	44
Cjia Group	26	30
Others	7	15
Total	71	89

Schedule of significant related party transactions

	Six Months Ended June 30,
	2022	2023
Commission expenses to Trip.com	20	102
Lease expenses to Trip.com	9	9
Lease expenses to Cjia Group	18	17
Goods sold and service provided to Cjia Group	2	4
Service fee from Trip.com	20	9
Service fee from Sheen Star	1	3
Service fee from AZURE	1	7
Sublease income from Lianquan	6	4
Sublease income from Cjia Group	3	2